Income Taxes - Summary of income tax recognized (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
Current tax	€ (2,020)	€ (1,069)	€ (1,372)
Deferred tax	(404)	(157)	1,537
Total taxes	€ (2,423)	€ (1,226)	€ 165